Share-based compensation - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding, beginning of period | shares	4,240,869	4,939,344
Weighted average exercise price share options, beginning of period | $ / shares	$ 14.22	$ 14.40
Number of share options granted | shares	763,700	1,201,100
Weighted average exercise price of share options granted | $ / shares	$ 13.27	$ 13.51
Number of share options exercised | shares	(1,043,903)	(673,470)
Weighted average exercise price of share options exercised | $ / shares	$ 13.75	$ 11.27
Number of share options forfeited | shares	(58,866)	(341,300)
Weighted average exercise price of share options forfeited | $ / shares	$ 13.45	$ 13.61
Number of share options expired | shares	(171,220)	(884,805)
Weighted average exercise price of share options expired | $ / shares	$ 16.04	$ 16.56
Number of share options outstanding, end of period | shares	3,730,580	4,240,869
Weighted average exercise price share options, end of period | $ / shares	$ 14.09	$ 14.22
Number of share options exercisable | shares	1,881,416	2,988,713
Weighted average exercise price of share options exercisable | $ / shares	$ 14.78	$ 14.96